Reserves (Details Narrative) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
PRC's Foreign Investment Enterprises [Member]
Legal reserves percentage description	Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under the PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company's discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends.	Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under the PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company's discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends.